Condensed Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net Income (Loss)	$ (130,995)	$ 56,531	$ (40,995)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	26,478	28,894	34,020
Depreciation depletion amortization from discontinued operations	0	0	4,681
Impairment of oil and gas properties	65,706	7,692	43,929
Deferred tax expense (benefit)	21,116	(3,367)	4,599
Unrealized (gains) losses on derivatives	(8,378)	(12,291)	55,598
Gain (Loss) on Sale of Property	0	(87,171)	0
Gain on sale	0	0	(47,308)
Amortization of non-cash compensation	3,697	3,692	3,163
Amortization of loan costs and discount	12,234	10,262	4,963
Non-cash interest expense	12,811	8,764	5,464
Other	1,920	(2,086)	3,245
Changes in operating assets and liabilities:
(Increase) decrease in receivables	(531)	6,732	3,978
(Increase) decrease in other current assets	(13,328)	(4,668)	7,489
Increase (decrease) in liabilities	(30,073)	4,035	(27,115)
Net Cash Provided by (Used in) Operating Activities	(39,343)	17,019	55,711
Cash Flows From Investing Activities:
Capital expenditures	(165,062)	(92,007)	(99,241)
Acquisitions	(33,075)	(43,726)	(32,152)
Proceeds from sales, net of cash	0	108,316	144,653
(Increase) Decrease in restricted cash	31,726	(28,897)	17,860
Net Cash Provided by (Used in) Investing Activities	(166,411)	(56,314)	31,120
Cash Flows From Financing Activities:
Repayments of borrowings	(103,225)	(75,342)	(64,458)
Borrowings under debt agreements	210,000	185,000	1,400
Redemption of preferred stock	0	0	(25,000)
Proceeds from issuance of common stock	118,444	30,181	0
Dividends paid	(1,816)	(2,070)	(9,625)
Financing costs paid	(11,401)	(26,590)	0
Other financing	521	96	(17)
Net Cash Provided by (Used in) Financing Activities	212,523	111,275	(97,700)
Net Increase (Decrease) in Cash and Cash Equivalents	6,769	71,980	(10,869)
Cash and Cash Equivalents, Beginning of Period	99,267	27,287	38,156
Cash and Cash Equivalents, End of Period	106,036	99,267	27,287
Cash and Cash Equivalents, End of Period:
Total	$ 106,036	$ 99,267	$ 27,287